Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	26,682,846
Proposed Maximum Offering Price per Unit	18.83
Maximum Aggregate Offering Price	$ 502,437,990.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,386.69
Offering Note	(1) The shares of common stock, par value $0.01 per share ("Common Stock"), of the Registrant will be offered for resale by the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the average of the high ($19.20) and low ($18.46) prices of the Common Stock as reported on the Nasdaq Global Market on October 23, 2025, which date is within five business days prior to the filing of this registration statement.